Asset Retirement Obligations (Narrative) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Reductions To PPE Included In ARO Revisions	$ 0.3		$ 1.5
Additions To PPE Included In ARO Revisions		$ 1.3		$ 2.9